Capital World Growth and Income Fund®
Investment portfolio
August 31, 2021
unaudited
Common stocks 95.32% Information technology 19.04%	Shares	Value (000)
Microsoft Corp.	15,322,408	$4,625,529
Broadcom, Inc.	8,285,545	4,119,656
Taiwan Semiconductor Manufacturing Company, Ltd.	176,824,000	3,917,583
ASML Holding NV	3,319,831	2,761,563
Tokyo Electron, Ltd.	3,193,400	1,371,233
Apple, Inc.	5,924,159	899,465
Mastercard, Inc., Class A	1,547,997	535,963
Keyence Corp.	863,300	518,930
Accenture PLC, Class A	1,480,889	498,408
EPAM Systems, Inc.[1]	654,715	414,310
Logitech International SA	3,855,237	394,217
Delta Electronics, Inc.	39,802,717	388,498
Hexagon AB, Class B	19,262,336	333,708
MediaTek, Inc.	8,979,000	291,918
Adobe, Inc.[1]	421,712	279,890
Fujitsu, Ltd.	1,441,200	265,931
Capgemini SE	1,176,501	264,148
GlobalWafers Co., Ltd.	7,456,000	234,064
Snowflake, Inc., Class A1	733,660	223,289
Advanced Micro Devices, Inc.[1]	1,790,691	198,265
Worldline SA, non-registered shares[1]	2,078,683	184,743
OBIC Co., Ltd.	899,700	171,329
Ceridian HCM Holding, Inc.[1]	1,367,851	153,678
PayPal Holdings, Inc.[1]	477,396	137,805
ServiceNow, Inc.[1]	208,524	134,214
Applied Materials, Inc.	925,668	125,086
RingCentral, Inc., Class A1	402,597	101,559
NortonLifeLock, Inc.	3,716,741	98,717
Shopify, Inc., Class A, subordinate voting shares (CAD denominated)[1]	61,967	94,626
Visa, Inc., Class A	347,029	79,504
Nomura Research Institute, Ltd.	1,962,500	73,762
Samsung Electronics Co., Ltd.	1,078,839	71,367
Micron Technology, Inc.	700,000	51,590
SS&C Technologies Holdings, Inc.	617,796	46,742
Afterpay, Ltd.[1]	444,097	43,726
Atlassian Corp. PLC, Class A1	116,762	42,859
Autodesk, Inc.[1]	52,413	16,253
Stripe, Inc., Class B1,2,3,4	192,531	8,804
		24,172,932
Financials 15.21%
AIA Group, Ltd.	148,066,896	1,769,580
Zurich Insurance Group AG	2,551,227	1,119,949
Kotak Mahindra Bank, Ltd.[1]	44,640,429	1,072,300
CME Group, Inc., Class A	4,989,860	1,006,555
JPMorgan Chase & Co.	5,617,875	898,579
Sberbank of Russia PJSC (ADR)	48,638,616	867,956
Capital World Growth and Income Fund — Page 1 of 13

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Toronto-Dominion Bank (CAD denominated)	13,142,501	$853,458
HDFC Bank, Ltd.	32,810,552	710,702
HDFC Bank, Ltd. (ADR)	1,121,719	87,842
S&P Global, Inc.	1,371,297	608,609
HDFC Life Insurance Company, Ltd.	54,729,732	538,058
ING Groep NV	38,834,541	536,490
Nasdaq, Inc.	2,653,991	519,598
DNB Bank ASA[1]	23,485,369	495,950
Lufax Holding, Ltd. (ADR)[1]	56,997,999	494,173
Ping An Insurance (Group) Company of China, Ltd., Class H	59,351,500	460,926
Ping An Insurance (Group) Company of China, Ltd., Class A	1,466,988	11,326
BlackRock, Inc.	468,005	441,464
KBC Groep NV	5,212,425	439,067
Blackstone, Inc.	3,147,806	395,774
Citigroup, Inc.	5,424,772	390,095
Discover Financial Services	2,691,643	345,122
Intercontinental Exchange, Inc.	2,857,582	341,567
PNC Financial Services Group, Inc.	1,772,810	338,784
Barclays PLC	124,759,942	317,152
B3 SA-Brasil, Bolsa, Balcao	104,115,465	283,303
M&G PLC	99,892,607	282,915
Hong Kong Exchanges and Clearing, Ltd.	4,439,700	280,170
Chubb, Ltd.	1,363,415	250,759
American International Group, Inc.	4,484,258	244,661
Wells Fargo & Company	5,194,000	237,366
St. James’s Place PLC	8,719,894	193,016
Tradeweb Markets, Inc., Class A	2,165,935	188,458
Macquarie Group, Ltd.	1,435,080	175,049
Bank of America Corp.	3,986,888	166,453
FinecoBank SpA[1]	7,743,726	142,774
Moody’s Corp.	373,667	142,281
Power Corporation of Canada, subordinate voting shares	4,035,212	139,257
BNP Paribas SA	2,147,963	136,270
Berkshire Hathaway, Inc., Class B1	472,203	134,941
Banco Santander, SA	36,509,360	134,822
Ares Management Corp., Class A	1,655,805	127,795
Legal & General Group PLC	31,665,124	117,631
China Pacific Insurance (Group) Co., Ltd., Class H	38,122,200	107,346
Morgan Stanley	1,002,695	104,711
Bajaj Finance, Ltd.	888,200	91,542
Principal Financial Group, Inc.	1,287,018	85,986
National Bank of Canada	1,001,761	79,512
AXA SA	2,756,021	77,384
Marsh & McLennan Companies, Inc.	428,473	67,356
Tryg A/S	2,485,437	61,542
Swedbank AB, Class A	3,123,091	60,302
KakaoBank Corp.[1]	783,266	56,679
Aegon NV	11,406,567	56,486
BOC Hong Kong (Holdings), Ltd.	6,473,500	19,643
		19,307,486
Consumer discretionary 11.50%
LVMH Moët Hennessy-Louis Vuitton SE	2,781,923	2,058,885
Amazon.com, Inc.[1]	521,592	1,810,336
Home Depot, Inc.	4,035,046	1,316,151
Capital World Growth and Income Fund — Page 2 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
General Motors Company[1]	23,260,480	$1,139,996
MercadoLibre, Inc.[1]	561,941	1,049,397
Flutter Entertainment PLC[1]	2,310,634	449,484
Flutter Entertainment PLC (EUR denominated)[1]	1,355,011	262,954
Stellantis NV	25,976,089	519,440
Chipotle Mexican Grill, Inc.[1]	228,164	434,271
Barratt Developments PLC	42,619,533	433,020
adidas AG	1,036,030	367,538
Midea Group Co., Ltd., Class A	35,810,485	365,685
Shimano, Inc.	1,146,900	336,726
Marriott International, Inc., Class A1	2,449,827	331,070
Restaurant Brands International, Inc.	2,602,454	167,104
Restaurant Brands International, Inc. (CAD denominated)	2,491,290	160,063
Ferrari NV (EUR denominated)	1,343,538	291,418
Kering SA	334,333	266,071
Booking Holdings, Inc.[1]	114,122	262,443
Sony Group Corp.	2,489,400	257,052
Astra International Tbk PT	591,490,000	216,690
Evolution AB	1,235,261	199,029
NIKE, Inc., Class B	1,150,719	189,569
Moncler SpA	2,567,919	164,338
DraftKings, Inc., Class A1,5	2,634,327	156,189
Taylor Wimpey PLC	54,396,451	136,785
EssilorLuxottica	687,377	134,940
Nokian Renkaat Oyj	3,537,818	134,550
Darden Restaurants, Inc.	823,000	123,985
Industria de Diseño Textil, SA	2,983,322	101,837
SAIC Motor Corp., Ltd., Class A	31,335,520	93,669
Prosus NV, Class N1	959,870	84,889
Cie. Financière Richemont SA, Class A	754,466	83,212
Just Eat Takeaway (GBP denominated)[1]	790,312	71,268
Kindred Group PLC (SDR)	3,583,734	65,969
Wayfair, Inc., Class A1,5	229,012	64,295
Wynn Macau, Ltd.[1]	50,966,800	57,406
Peloton Interactive, Inc., Class A1	419,148	41,994
Meituan, Class B1	1,274,300	40,798
Naspers, Ltd., Class N	237,381	40,527
InterContinental Hotels Group PLC[1]	611,945	38,979
Tesla, Inc.[1]	48,901	35,977
Domino’s Pizza Enterprises, Ltd.	300,389	34,444
Faurecia SA	65,917	3,179
		14,593,622
Health care 11.40%
Abbott Laboratories	16,793,945	2,122,251
UnitedHealth Group, Inc.	3,821,275	1,590,682
Gilead Sciences, Inc.	19,687,046	1,432,823
Novartis AG	12,254,008	1,134,608
Thermo Fisher Scientific, Inc.	1,730,484	960,332
Amgen, Inc.	3,983,635	898,429
Stryker Corp.	2,068,819	573,270
AstraZeneca PLC	4,873,826	570,504
Daiichi Sankyo Company, Ltd.	18,327,100	435,542
Eli Lilly and Company	1,580,459	408,217
Sanofi	3,760,815	389,084
Capital World Growth and Income Fund — Page 3 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Pfizer, Inc.	7,773,532	$358,127
Medtronic PLC	2,546,044	339,846
Centene Corp.[1]	4,848,136	305,336
Siemens Healthineers AG	3,590,288	249,691
Coloplast A/S, Class B	1,314,411	227,688
PerkinElmer, Inc.	1,213,399	224,236
Carl Zeiss Meditec AG, non-registered shares	866,301	191,382
Olympus Corp.	8,716,800	183,147
WuXi Biologics (Cayman), Inc.[1]	11,828,400	183,111
AbbVie, Inc.	1,280,045	154,604
Intuitive Surgical, Inc.[1]	140,898	148,444
Chugai Pharmaceutical Co., Ltd.	3,594,200	140,743
Zoetis, Inc., Class A	676,687	138,423
Baxter International, Inc.	1,584,985	120,807
Illumina, Inc.[1]	255,708	116,899
Zimmer Biomet Holdings, Inc.	760,877	114,474
Alcon, Inc.	1,298,144	106,942
Merck KGaA	400,000	95,027
Cigna Corp.	388,086	82,138
Teva Pharmaceutical Industries, Ltd. (ADR)[1]	8,023,975	75,586
Vertex Pharmaceuticals, Inc.[1]	336,892	67,476
M3, Inc.	940,200	63,250
Hypera SA, ordinary nominative shares	9,071,000	62,399
Edwards Lifesciences Corp.[1]	489,500	57,360
DexCom, Inc.[1]	94,807	50,193
GlaxoSmithKline PLC	2,103,132	42,273
Insulet Corp.[1]	135,723	40,420
CanSino Biologics, Inc., Class H1,5	510,200	20,165
		14,475,929
Communication services 10.53%
Alphabet, Inc., Class C1	690,413	2,008,577
Alphabet, Inc., Class A1	464,965	1,345,586
Netflix, Inc.[1]	3,813,083	2,170,369
Facebook, Inc., Class A1	5,432,791	2,061,092
Comcast Corp., Class A	18,554,916	1,125,912
SoftBank Corp.	80,024,355	1,071,816
Yandex NV, Class A1	13,078,375	1,005,727
NetEase, Inc.	20,386,175	371,423
Altice USA, Inc., Class A1	11,565,857	317,367
Altice USA, Inc., Class B1,2	1,454,582	39,914
Tencent Holdings, Ltd.	4,272,200	264,326
SoftBank Group Corp.	4,438,300	249,358
Sea, Ltd., Class A (ADR)[1]	697,319	235,917
Activision Blizzard, Inc.	2,591,878	213,493
Vivendi SE	5,408,996	206,417
Cellnex Telecom, SA, non-registered shares	2,790,179	191,081
Daily Mail and General Trust PLC, Class A, nonvoting shares	10,920,044	165,748
Bilibili, Inc., Class Z1	1,317,501	101,640
Bilibili, Inc., Class Z (ADR)[1]	364,556	29,248
Omnicom Group, Inc.	1,300,802	95,245
ITV PLC[1]	57,067,018	90,855
Indus Towers, Ltd.	1,606,499	4,739
		13,365,850
Capital World Growth and Income Fund — Page 4 of 13

unaudited
Common stocks (continued) Industrials 8.16%	Shares	Value (000)
Airbus SE, non-registered shares[1]	8,394,261	$1,146,763
CSX Corp.	31,201,773	1,014,994
General Electric Co.	6,536,203	688,981
Deere & Company	1,291,729	488,312
LIXIL Corp.	15,215,400	443,261
Safran SA	3,247,756	407,485
BAE Systems PLC	49,057,126	383,364
Lockheed Martin Corp.	1,056,692	380,198
Honeywell International, Inc.	1,360,614	315,540
VINCI SA	2,878,725	308,940
Stanley Black & Decker, Inc.	1,521,822	294,123
Raytheon Technologies Corp.	3,382,532	286,703
Compagnie de Saint-Gobain SA, non-registered shares	3,729,200	270,316
Recruit Holdings Co., Ltd.	4,454,700	263,196
Emerson Electric Co.	2,478,194	261,449
Country Garden Services Holdings Co., Ltd.	31,185,507	237,577
TransDigm Group, Inc.[1]	382,755	232,512
Johnson Controls International PLC	2,989,336	223,602
Melrose Industries PLC	96,039,544	221,484
Nidec Corp.	1,922,100	220,487
ManpowerGroup, Inc.	1,630,952	198,030
Bunzl PLC	4,115,302	149,143
Sydney Airport, units[1]	25,224,134	147,068
Eiffage SA	1,360,972	141,445
Schneider Electric SE	764,672	136,607
ASSA ABLOY AB, Class B	4,269,725	136,462
Aena SME, SA, non-registered shares	828,951	132,332
Ryanair Holdings PLC (ADR)[1]	1,171,278	126,147
RELX PLC	3,703,311	111,097
SMC Corp.	164,400	105,366
Adecco Group AG	1,722,000	95,864
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	22,999,997	89,855
ACS, Actividades de Construcción y Servicios, SA	3,239,098	87,430
Union Pacific Corp.	394,000	85,435
Atlas Copco AB, Class B	1,410,861	81,616
Wizz Air Holdings PLC[1]	1,205,275	80,534
L3Harris Technologies, Inc.	336,299	78,361
Carrier Global Corp.	1,360,233	78,349
AB Volvo, Class B	3,296,879	74,553
InPost SA1	3,586,593	69,875
Ritchie Bros. Auctioneers, Inc.	698,579	43,770
Otis Worldwide Corp.	230,427	21,250
		10,359,876
Consumer staples 7.03%
Philip Morris International, Inc.	17,179,026	1,769,440
Ocado Group PLC[1,6]	43,566,628	1,205,738
Nestlé SA	7,366,549	931,045
Keurig Dr Pepper, Inc.	22,879,760	816,121
British American Tobacco PLC	16,757,887	628,750
British American Tobacco PLC (ADR)	524,987	19,787
Altria Group, Inc.	8,828,669	443,464
Kweichow Moutai Co., Ltd., Class A	1,675,419	403,872
Swedish Match AB	40,114,030	370,393
Heineken NV	2,747,047	300,680
Capital World Growth and Income Fund — Page 5 of 13

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Kroger Co.	5,846,000	$269,091
Imperial Brands PLC	11,382,569	241,234
Treasury Wine Estates, Ltd.	25,402,134	234,702
Danone SA	2,916,067	213,028
Bunge, Ltd.	2,777,127	210,256
Constellation Brands, Inc., Class A	812,480	171,547
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	28,795,729	151,526
Mondelez International, Inc.	1,794,103	111,360
Ajinomoto Co., Inc.	3,623,800	106,855
Arca Continental, SAB de CV1,5	12,723,402	81,957
Pernod Ricard SA	344,452	72,374
Thai Beverage PCL	122,323,700	61,869
Kirin Holdings Company, Ltd.	2,478,000	44,913
ITC, Ltd.	13,500,000	39,072
Oatly Group AB (ADR)[1]	1,157,000	21,081
		8,920,155
Materials 5.12%
Vale SA, ordinary nominative shares	72,420,309	1,382,076
Vale SA, ordinary nominative shares (ADR)	51,905,204	989,832
Rio Tinto PLC	15,003,104	1,110,146
BHP Group PLC	18,693,461	580,193
Fortescue Metals Group, Ltd.	27,013,208	414,992
Linde PLC	1,094,557	344,337
Freeport-McMoRan, Inc.	6,478,144	235,740
Shin-Etsu Chemical Co., Ltd.	1,224,400	202,610
HeidelbergCement AG	2,210,252	192,078
Akzo Nobel NV	1,329,231	163,855
Dow, Inc.	2,405,171	151,285
Albemarle Corp.	617,331	146,147
CRH PLC	2,664,923	141,723
Amcor PLC (CDI)	8,768,719	112,194
Koninklijke DSM NV	420,545	89,505
Barrick Gold Corp. (CAD denominated)[5]	4,126,634	82,948
Air Liquide SA, non-registered shares	336,433	60,309
Evonik Industries AG	1,515,234	51,169
Lynas Rare Earths, Ltd.[1,5]	8,474,758	42,654
		6,493,793
Utilities 2.71%
Enel SpA	69,297,811	631,431
China Resources Gas Group, Ltd.	77,130,000	468,089
DTE Energy Company	3,549,613	427,160
Iberdrola SA, non-registered shares	32,988,695	408,795
Entergy Corp.	2,590,643	286,551
E.ON SE	19,835,117	261,792
NextEra Energy, Inc.	2,519,702	211,630
ENN Energy Holdings, Ltd.	8,255,000	163,350
PG&E Corp.[1]	14,092,140	129,225
Engie SA	7,579,065	108,569
Ørsted AS	605,466	96,229
China Gas Holdings, Ltd.	26,483,600	76,787
Endesa, SA	2,880,211	69,241
Capital World Growth and Income Fund — Page 6 of 13

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
AES Corp.	2,672,025	$63,781
Power Grid Corporation of India, Ltd.	17,333,333	41,631
		3,444,261
Energy 2.58%
Canadian Natural Resources, Ltd. (CAD denominated)	29,463,166	974,983
Gazprom PJSC (ADR)	57,906,286	480,854
EOG Resources, Inc.	6,236,611	421,096
TC Energy Corp. (CAD denominated)	5,946,345	282,318
BP PLC	52,530,097	214,460
Chevron Corp.	1,985,073	192,096
TotalEnergies SE	3,978,336	175,425
ConocoPhillips	2,992,421	166,169
Royal Dutch Shell PLC, Class B	7,563,978	148,814
Royal Dutch Shell PLC, Class A (GBP denominated)	83,560	1,645
Royal Dutch Shell PLC, Class A (ADR)[5]	14,361	571
Royal Dutch Shell PLC, Class A (EUR denominated)	15,443	307
Suncor Energy, Inc.	4,732,293	88,371
Reliance Industries, Ltd.	2,222,000	68,727
DT Midstream, Inc.	1,162,307	54,012
		3,269,848
Real estate 2.04%
Crown Castle International Corp. REIT	4,660,324	907,319
American Tower Corp. REIT	1,952,865	570,569
Longfor Group Holdings, Ltd.	75,208,500	325,881
VICI Properties, Inc. REIT[5]	5,883,500	181,859
Boston Properties, Inc. REIT	1,207,578	136,444
China Resources Mixc Lifestyle Services, Ltd.	20,706,276	108,757
Equinix, Inc. REIT	122,452	103,282
Shimao Group Holdings, Ltd.	36,472,500	75,407
CIFI Holdings (Group) Co., Ltd.	102,530,381	69,079
Sun Hung Kai Properties, Ltd.	3,441,000	48,491
China Resources Land, Ltd.	9,037,915	33,642
Iron Mountain, Inc. REIT	654,174	31,237
Shimao Services Holdings, Ltd.	617,081	1,439
		2,593,406
Total common stocks (cost: $72,405,331,000)		120,997,158
Preferred securities 0.79% Consumer discretionary 0.42%
Volkswagen AG, nonvoting preferred shares	2,259,678	537,091
Financials 0.21%
Banco Bradesco SA, preferred nominative shares	55,931,579	250,409
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]	3,417,000	6,014
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	3,518,000	5,172
		261,595
Capital World Growth and Income Fund — Page 7 of 13

unaudited
Preferred securities (continued) Information technology 0.12%	Shares	Value (000)
Samsung Electronics Co., Ltd., nonvoting preferred shares	2,315,387	$141,386
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3,4]	82,866	3,789
		145,175
Health care 0.04%
Grifols, SA, Class B, nonvoting non-registered preferred shares	3,844,614	55,655
Total preferred securities (cost: $957,966,000)		999,516
Convertible stocks 0.15% Information technology 0.11%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	82,576	130,326
Financials 0.04%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[7]	43,198	51,549
Total convertible stocks (cost: $123,097,000)		181,875
Convertible bonds & notes 0.27% Communication services 0.24%	Principal amount (000)
Sea, Ltd., convertible notes, 2.375% 2025	$ 81,395	307,234
Consumer discretionary 0.03%
Rivian Automotive, Inc., convertible notes, 0% 2026[1,2,3,4]	38,770	38,770
Total convertible bonds & notes (cost: $152,538,000)		346,004
Bonds, notes & other debt instruments 0.37% Corporate bonds, notes & loans 0.31% Health care 0.12%
Teva Pharmaceutical Finance Co. BV 6.00% 2024	85,907	90,077
Teva Pharmaceutical Finance Co. BV 3.15% 2026	59,700	57,096
		147,173
Consumer discretionary 0.06%
Carnival Corp. 11.50% 2023[7]	6,878	7,736
General Motors Company 5.40% 2023	15,446	16,891
General Motors Financial Co. 5.20% 2023	18,950	20,243
Royal Caribbean Cruises, Ltd. 11.50% 2025[7]	26,140	30,126
		74,996
Communication services 0.05%
CenturyLink, Inc. 7.50% 2024	7,016	7,814
CenturyLink, Inc., Series T, 5.80% 2022	20,048	20,524
Sprint Corp. 11.50% 2021	33,950	34,692
		63,030
Financials 0.03%
Lloyds Banking Group PLC 6.657% junior subordinated perpetual bonds (3-month USD-LIBOR + 1.27% on 5/21/2037)[7,8]	30,300	43,676
Capital World Growth and Income Fund — Page 8 of 13

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy 0.03%	Principal amount (000)	Value (000)
ONEOK, Inc. 2.20% 2025	$2,141	$2,202
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[8]	36,500	41,017
		43,219
Consumer staples 0.02%
JBS Investments GmbH II 7.00% 2026[7]	20,000	21,050
Total corporate bonds, notes & loans		393,144
Bonds & notes of governments & government agencies outside the U.S. 0.04%
United Mexican States, Series M, 8.00% 2023	MXN1,013,000	52,815
U.S. Treasury bonds & notes 0.02% U.S. Treasury 0.02%
U.S. Treasury 2.625% 2021	$30,000	30,223
Total bonds, notes & other debt instruments (cost: $418,510,000)		476,182
Short-term securities 3.01% Money market investments 3.01%	Shares
Capital Group Central Cash Fund 0.06%[6,9]	38,139,321	3,814,313
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.06%[6,9,10]	5,215	522
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[9,10]	171,810	172
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[9,10]	100,000	100
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[9,10]	100,000	100
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[9,10]	40,152	40
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[9,10]	30,114	30
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[9,10]	30,114	30
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[9,10]	10,038	10
		1,004
Total short-term securities (cost: $3,815,076,000)		3,815,317
Total investment securities 99.91% (cost: $77,872,518,000)		126,816,052
Other assets less liabilities 0.09%		118,905
Net assets 100.00%		$126,934,957
Capital World Growth and Income Fund — Page 9 of 13

unaudited
Investments in affiliates6

	Value of affiliates at 12/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 8/31/2021 (000)	Dividend income (000)
Common stocks 0.95%
Consumer staples 0.95%
Ocado Group PLC[1]	$1,268,698	$18,329	$3,146	$2,791	$(80,934)	$1,205,738	$—
Short-term securities 3.01%
Money market investments 3.01%
Capital Group Central Cash Fund 0.06%[9]	1,898,141	14,826,281	12,909,925	(198)	14	3,814,313	2,537
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.06%[9,10]	—	522[11]				522	—[12]
Total short-term securities						3,814,835
Total 3.96%				$2,593	$(80,920)	$5,020,573	$2,537
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $91,277,000, which represented .07% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	All or a portion of this security was on loan. The total value of all such securities was $67,290,000, which represented .05% of the net assets of the fund.
[6]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $154,137,000, which represented .12% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Rate represents the seven-day yield at 8/31/2021.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rivian Automotive, Inc., convertible notes, 0% 2026	7/23/2021	$38,770	$38,770.03%
Stripe, Inc., Class B	5/6/2021	7,726	8,804.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	3,325	3,789.00
Total private placement securities		$ 49,821	$ 51,363.04%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital World Growth and Income Fund — Page 10 of 13

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. As of August 31, 2021, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $275,190,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Capital World Growth and Income Fund — Page 11 of 13

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$24,164,128	$—	$8,804	$24,172,932
Financials	19,307,486	—	—	19,307,486
Consumer discretionary	14,593,622	—	—	14,593,622
Health care	14,475,929	—	—	14,475,929
Communication services	13,325,936	39,914	—	13,365,850
Industrials	10,359,876	—	—	10,359,876
Consumer staples	8,920,155	—	—	8,920,155
Materials	6,493,793	—	—	6,493,793
Utilities	3,444,261	—	—	3,444,261
Energy	3,269,848	—	—	3,269,848
Real estate	2,593,406	—	—	2,593,406
Preferred securities	995,727	—	3,789	999,516
Convertible stocks	130,326	51,549	—	181,875
Convertible bonds & notes	—	307,234	38,770	346,004
Bonds, notes & other debt instruments	—	476,182	—	476,182
Short-term securities	3,815,317	—	—	3,815,317
Total	$125,889,810	$874,879	$51,363	$126,816,052
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
SDR = Swedish Depositary Receipts
USD/$ = U.S. dollars
Capital World Growth and Income Fund — Page 12 of 13

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-033-1021O-S85328	Capital World Growth and Income Fund — Page 13 of 13